Offerings	Oct. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	11,349,445
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 204,290,010.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 17,773.23
Offering Note	1(a) Maximum Aggregate Offering Price estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	5,555,555
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 99,999,990.00
Amount of Registration Fee	$ 8,700.00
Offering Note	2(a) The Registrant previously paid a registration fee of $8,700.00 in connection with the initial filing of the Registration Statement on Form S-1 on October 5, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) and is now converted to Rule 457(a). (b) See note 1(a) above.